UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus California AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT November 30, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus California AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus California AMT-Free Municipal Bond Fund, covering the six-month period from June 1, 2016 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite occasional bouts of volatility stemming from economic and political developments. In the wake of a robust market rally during the spring of 2016, a referendum in the United Kingdom to leave the European Union triggered heightened market turbulence in June. The market rally resumed over the summer as geopolitical concerns eased, and several broad measures of stock market performance climbed to record highs. Stock prices moderated prior to U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
December 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2016 through November 30, 2016, as provided by Jeffrey Burger and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2016, Dreyfus California AMT-Free Municipal Bond Fund’s Class A shares produced a total return of -4.92%, Class C shares returned -5.35%, Class I shares returned -4.81%, Class Y shares returned -4.79%, and Class Z shares returned -4.81%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within California, achieved a total return of -3.52% for the same period.2

Municipal bonds produced moderate losses, on average, amid heightened market volatility later in the reporting period. The fund lagged its Index, mainly due to the underperformance of California municipal bonds compared to national market averages.

As of August 24, 2016, the fund’s benchmark, the Barclays Municipal Bond Index, was renamed the Bloomberg Barclays U.S. Municipal Bond Index.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal and California state personal income taxes. The fund also seeks to provide income exempt from the federal Alternative Minimum Tax. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

Supply-and-Demand Dynamics Fueled Market Volatility

The reporting period began in a constructive environment in which commodity prices were rebounding from depressed levels, U.S. monetary policymakers signaled that they would delay additional short-term rate hikes, and inflationary pressures remained muted. Meanwhile, income-oriented investors in a low interest rate environment reached for the competitive after-tax yields being provided by municipal bonds. These factors generally supported municipal bond prices at the time.

However, changing supply-and-demand dynamics derailed the market rally later in the summer when issuers came to market with a flood of new municipal securities in anticipation of another rate hike before the end of 2016. Market declines accelerated in November as investor demand faltered in response to uncertainty surrounding changes in tax and fiscal policies from a newly elected presidential administration. By the end of the reporting period, municipal bonds more than gave back any previous gains.

DISCUSSION OF FUND PERFORMANCE (continued)

Nonetheless, a growing U.S. economy continued to support sound credit conditions for most municipal bond issuers. Several states and municipalities face pressure from underfunded pension systems, but most — including California — have benefited from rising tax revenues and balanced operating budgets.

California Bonds Lagged National Averages

The fund’s relative results were constrained to a degree by its focus on municipal bonds from California issuers, which generally lost more value than national averages during the market downturn. In addition, an emphasis on bonds with longer maturities caused the fund to participate more fully in the market’s declines later in the reporting period. Some of the fund’s holdings also were hit hard during the downturn, most notably bonds backed by California’s settlement of litigation with U.S. tobacco companies.

On the other hand, the fund benefited during the reporting period from an emphasis on revenue-backed bonds over general obligation bonds. Revenue bonds with shorter maturities fared especially well, as did bonds backed by revenues from hospitals, electric utilities, airports, and industrial development projects.

A More Opportunistic Investment Posture

As of the reporting period’s end, the municipal bond market remained volatile in light of political changes, expectations of another rate hike in December 2016, and the increase in municipal bond issuance volumes. Yet, we believe that recent market weakness may have been more severe than is warranted by growing U.S. and California economies, an environment of generally strong municipal credit characteristics, and a continuing need among individual investors for tax-free income.

Therefore, we have adopted a more opportunistic investment posture, taking advantage of bouts of market weakness to purchase attractively valued revenue bonds in areas of the California market that, in our analysis, are fundamentally strong and provide competitive yields.

December 15, 2016

Bonds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z (which is closed to new investors) shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable.
2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Bloomberg Barclays U.S. Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California AMT-Free Municipal Bond Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.60	$8.30	$3.38	$3.28	$3.47
Ending value (after expenses)	$950.80	$946.50	$951.90	$952.10	$951.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.76	$8.59	$3.50	$3.40	$3.60
Ending value (after expenses)	$1,020.36	$1,016.55	$1,021.61	$1,021.71	$1,021.51

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.70% for Class C, .69% for Class I, .67% for Class Y and .71% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2016 (Unaudited)

Long-Term Municipal Investments - 100.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7%
ABAG Finance Authority for Nonprofit Corporations, Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000		5,719,100
ABAG Finance Authority for Nonprofit Corporations, Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000		3,278,520
Alameda Corridor Transportation Authority, Second Subordinate Lien Revenue	5.00	10/1/37	1,650,000		1,767,744
Anaheim Community Facilities District Number 08-1, Special Tax Revenue (Platimum Triangle)	4.00	9/1/41	6,000,000		5,634,180
Anaheim Community Facilities District Number 08-1, Special Tax Revenue (Platimum Triangle)	4.00	9/1/46	2,000,000		1,855,360
Bay Area Toll Authority, San Francisco Bay Area Subordinate Lien Toll Bridge Revenue	5.00	4/1/43	7,500,000		8,200,875
California, GO (Prerefunded)	5.00	2/1/17	20,000	[a]	20,143
California, GO (Various Purpose)	5.00	11/1/23	5,000,000		5,571,300
California, GO (Various Purpose)	5.25	2/1/29	13,835,000		15,842,043
California, GO (Various Purpose)	5.00	10/1/29	5,250,000		5,501,212
California, GO (Various Purpose)	5.25	3/1/30	15,000,000		16,528,200
California, GO (Various Purpose)	5.75	4/1/31	4,500,000		4,928,895
California, GO (Various Purpose)	5.25	9/1/31	25,000,000		28,422,250
California, GO (Various Purpose)	5.25	9/1/32	19,500,000		22,103,445
California, GO (Various Purpose)	5.25	10/1/32	9,170,000		10,414,644
California, GO (Various Purpose)	6.00	3/1/33	3,000,000		3,395,430
California, GO (Various Purpose)	6.50	4/1/33	30,000,000		33,236,100
California, GO (Various Purpose)	5.50	11/1/35	10,000,000		11,255,800
California, GO (Various Purpose)	5.00	9/1/36	10,000,000		11,265,100
California, GO (Various Purpose)	5.00	2/1/38	5,000,000		5,495,450
California, GO (Various Purpose)	5.50	3/1/40	17,500,000		19,344,325

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
California - 98.7% (continued)
California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding Bonds (Kern County Tobacco Funding Corporation)	5.00	6/1/34	5,000,000	5,301,450
California Department of Water Resources, Water System Revenue (Central Valley Project)	5.00	12/1/26	230,000	242,620
California Educational Facilities Authority, Revenue (Chapman University)	5.00	4/1/40	5,000,000	5,425,000
California Educational Facilities Authority, Revenue (Chapman University)	5.00	4/1/45	2,305,000	2,492,373
California Educational Facilities Authority, Revenue (Occidental College)	5.00	10/1/45	500,000	553,750
California Educational Facilities Authority, Revenue (Pepperdine University)	5.00	9/1/45	5,000,000	5,561,000
California Educational Facilities Authority, Revenue (Pooled College and University Projects) (Escrowed to Maturity)	5.63	7/1/23	120,000	135,469
California Health Facilities Financing Authority, Revenue (Adventist Health System/West)	4.00	3/1/39	7,500,000	7,056,300
California Health Facilities Financing Authority, Revenue (City of Hope)	5.00	11/15/23	1,650,000	1,882,436
California Health Facilities Financing Authority, Revenue (City of Hope)	5.00	11/15/24	1,600,000	1,809,280
California Health Facilities Financing Authority, Revenue (Providence Health and Services)	5.00	10/1/30	3,500,000	3,980,235
California Health Facilities Financing Authority, Revenue (Providence Health and Services)	5.00	10/1/31	4,430,000	5,008,115
California Health Facilities Financing Authority, Revenue (Providence Saint Joseph Health)	4.00	10/1/35	6,500,000	6,381,505
California Health Facilities Financing Authority, Revenue (Providence Saint Joseph Health)	4.00	10/1/47	10,000,000	9,572,100
California Health Facilities Financing Authority, Revenue (Rady Children's Hospital - San Diego)	5.25	8/15/41	8,500,000	9,166,910
California Health Facilities Financing Authority, Revenue (Saint Joseph Health System)	5.00	7/1/37	7,500,000	8,202,525
California Health Facilities Financing Authority, Revenue (Scripps Health)	5.00	11/15/36	7,525,000	8,125,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7% (continued)
California Health Facilities Financing Authority, Revenue (Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000		1,084,490
California Health Facilities Financing Authority, Revenue (Sutter Health)	5.00	11/15/30	750,000		835,860
California Health Facilities Financing Authority, Revenue (Sutter Health)	5.25	8/15/31	3,500,000		3,938,130
California Health Facilities Financing Authority, Revenue (Sutter Health)	5.00	11/15/31	1,150,000		1,275,120
California Health Facilities Financing Authority, Revenue (Sutter Health)	4.00	11/15/41	10,000,000		9,707,500
California Health Facilities Financing Authority, Revenue (Sutter Health)	5.00	8/15/43	2,000,000		2,165,620
California Infrastructure and Economic Development Bank, Revenue (Academy of Motion Pictures Arts and Sciences Obligated Group)	5.00	11/1/41	2,250,000		2,486,318
California Municipal Finance Authority, Charter School Revenue (The Palmdale Aerospace Academy Project)	5.00	7/1/41	1,750,000	[b]	1,732,815
California Municipal Finance Authority, Charter School Revenue (The Palmdale Aerospace Academy Project)	5.00	7/1/46	1,670,000	[b]	1,640,174
California Municipal Finance Authority, COP (Community Hospitals of Central California Obligated Group)	5.25	2/1/27	3,965,000		3,983,596
California Municipal Finance Authority, Revenue (California Baptist University)	5.00	11/1/46	2,500,000	[b]	2,382,275
California Municipal Finance Authority, Student Housing Revenue (Bowles Hall Foundation)	5.00	6/1/50	1,500,000		1,550,850
California Pollution Control Financing Authority, Revenue (San Jose Water Company Project)	5.10	6/1/40	5,500,000		5,963,705
California Pollution Control Financing Authority, Water Facilities Revenue (American Water Capital Corporation Project)	5.25	8/1/40	7,500,000	[b]	8,114,925
California School Finance Authority, Charter School Revenue (Aspire Public Schools - Obligated Group)	5.00	8/1/41	1,750,000	[b]	1,815,065
California School Finance Authority, School Facility Revenue (Alliance for College-Ready Public Schools Projects)	5.00	7/1/45	3,500,000	[b]	3,632,020
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/26	5,000,000		5,735,300

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7% (continued)
California State Public Works Board, LR (Judicial Council of California) (Various Judicial Council Projects)	5.00	3/1/25	1,795,000		2,031,419
California State Public Works Board, LR (Judicial Council of California) (Various Judicial Council Projects)	5.00	12/1/31	10,000,000		11,198,800
California State University Trustees, Systemwide Revenue	5.00	11/1/27	85,000		89,215
California State University Trustees, Systemwide Revenue	5.00	11/1/28	165,000		173,159
California Statewide Communities Development Authority, COP (The Internext Group)	5.38	4/1/30	4,800,000		4,812,432
California Statewide Communities Development Authority, Revenue (American Baptist Homes of the West)	2.10	10/1/19	2,000,000		2,000,220
California Statewide Communities Development Authority, Revenue (American Baptist Homes of the West)	5.00	10/1/45	3,550,000		3,746,919
California Statewide Communities Development Authority, Revenue (Buck Institute for Research on Aging) (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/34	2,390,000		2,658,158
California Statewide Communities Development Authority, Revenue (Cottage Health System Obligated Group)	5.25	11/1/30	3,750,000		4,085,812
California Statewide Communities Development Authority, Revenue (Cottage Health System Obligated Group)	5.00	11/1/40	11,940,000		12,743,681
California Statewide Communities Development Authority, Revenue (Cottage Health System Obligated Group)	5.00	11/1/43	4,000,000		4,356,880
California Statewide Communities Development Authority, Revenue (Henry Mayo Newhall Memorial Hospital) (Insured; Assured Guaranty Municipal Corp.)	5.25	10/1/43	2,100,000		2,298,618
California Statewide Communities Development Authority, Revenue (John Muir Health)	5.00	8/15/41	1,200,000		1,299,708
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	3,000,000		3,281,310
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.25	12/1/56	5,250,000	[b]	5,320,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7% (continued)
California Statewide Communities Development Authority, Revenue (Saint Joseph Health System) (Insured; FGIC) (Prerefunded)	5.75	7/1/18	4,000,000	[a]	4,291,600
California Statewide Communities Development Authority, Revenue (University of California, Irvine East Campus Apartments)	5.00	5/15/40	3,000,000		3,154,590
California Statewide Communities Development Authority, School Facility Revenue (Aspire Public Schools) (Prerefunded)	6.00	1/1/19	7,975,000	[a]	8,688,523
Eastern Municipal Water District, Water and Wastewater Revenue	5.00	7/1/42	5,000,000		5,576,000
Escondido Union High School District, GO	0.00	8/1/41	2,525,000	[c]	824,236
Escondido Union High School District, GO	0.00	8/1/46	3,000,000	[c]	769,260
Foothill/Eastern Transportation Corridor Agency, Senior Lien Toll Road Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/35	10,000,000	[c]	4,523,600
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,500,000		3,816,015
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds (Insured; Assured Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000		1,793,069
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	9,755,000		9,581,263
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	70,000,000	[c]	5,397,700
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.13	6/1/47	8,000,000		6,868,000
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.75	6/1/47	12,500,000		11,438,000
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	[c]	3,905,213
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	[c]	3,938,518

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7% (continued)
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	[c]	3,985,584
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	[c]	2,304,306
Imperial Irrigation District, Electric System Revenue	5.00	11/1/37	2,500,000		2,796,500
Imperial Irrigation District, Electric System Revenue	5.00	11/1/38	1,800,000		2,008,890
Irvine Community Facilities District Number 2013-3 Improvement Area Number 1, Special Tax Revenue (Great Park)	5.00	9/1/44	2,500,000		2,604,700
Jurupa Public Financing Authority, Special Tax Revenue	5.00	9/1/42	3,420,000		3,667,061
Kaweah Delta Health Care District, Revenue	5.00	6/1/40	2,500,000		2,669,400
Long Beach, Harbor Revenue	5.00	5/15/42	3,500,000		3,911,320
Los Angeles Community Facilities District Number 4, Special Tax Revenue (Playa Vista-Phase 1)	5.00	9/1/29	1,190,000		1,300,361
Los Angeles Community Facilities District Number 4, Special Tax Revenue (Playa Vista-Phase 1)	5.00	9/1/30	1,110,000		1,204,872
Los Angeles County Public Works Financing Authority, LR	5.00	12/1/45	4,000,000		4,437,080
Los Angeles County Regional Financing Authority, Revenue (MonteCedro Inc. Project)	5.00	11/15/44	2,000,000		2,199,560
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.25	5/15/26	5,000,000		5,586,600
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/29	3,915,000		4,322,160
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.25	5/15/29	16,090,000		17,515,896
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/35	25,000,000		27,335,500
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/38	3,500,000		3,884,300
Los Angeles Department of Airports, Subordinate Revenue (Los Angeles International Airport)	5.00	5/15/38	4,500,000		5,007,870
Los Angeles Harbor Department, Revenue	5.25	8/1/25	26,055,000		28,524,493
Los Angeles Harbor Department, Revenue	4.00	8/1/39	10,000,000		10,127,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7% (continued)
Los Angeles Harbor Department, Revenue	5.00	8/1/39	2,050,000		2,277,017
Metropolitan Water District of Southern California, Water Revenue	5.00	10/1/34	5,000,000		5,594,200
Metropolitan Water District of Southern California, Water Revenue	5.00	1/1/39	5,000,000		5,325,000
Metropolitan Water District of Southern California, Water Revenue	5.00	7/1/40	2,000,000		2,257,140
Murrieta Valley Unified School District, GO (Insured; National Public Finance Guarantee Corp.)	0.00	9/1/21	4,950,000	[c]	4,408,965
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.25	9/1/26	2,760,000		3,117,116
Northern California Power Agency, Revenue (Hydroelectric Project Number 1) (Insured; AMBAC) (Prerefunded)	7.50	7/1/21	375,000	[a]	442,039
Northern California Power Agency, Revenue (Hydroelectric Project Number 1) (Insured; National Public Finance Guarantee Corp.)	6.30	7/1/18	16,935,000		17,617,142
Northern California Transmission Agency, Revenue (California-Oregon Transmission Project)	5.00	5/1/38	1,565,000		1,754,615
Northern California Transmission Agency, Revenue (California-Oregon Transmission Project)	5.00	5/1/39	1,500,000		1,679,175
Norwalk-La Mirada Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/38	5,645,000	[c]	2,071,602
Oakland Redevelopment Successor Agency, Subordinated Tax Allocation Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/36	3,000,000		3,284,460
Oakland Unified School District, GO	6.63	8/1/38	5,000,000		5,953,700
Oakland Unified School District, GO	5.00	8/1/40	3,500,000		3,842,825
Orange County Community Facilities District Number 2016-1, Special Tax Revenue (Village of Esencia)	5.00	8/15/41	6,000,000		6,327,060
Palomar Community College District, GO	0/6.38	8/1/45	15,515,000	[d]	10,452,611
Palomar Health, Revenue	5.00	11/1/26	1,845,000		2,080,145
Peralta Community College District, GO (Dedicated Unlimited Ad Valorem Property Tax Bonds)	4.00	8/1/39	5,000,000		4,985,000
Placentia-Yorba Linda Unified School District, GO	0.00	8/1/46	7,000,000	[c]	1,847,790

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7% (continued)
Pomona Redevelopment Agency, Tax Allocation Revenue (West Holt Avenue Redevelopment Project)	5.50	5/1/32	3,000,000		3,571,470
Pomona Unified School District, GO (Insured; Build America Mutual Assurance Company)	5.00	8/1/39	2,000,000		2,188,900
Sacramento County, Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,371,019
Sacramento County, Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,227,674
Sacramento County Sanitation Districts Financing Authority, Revenue (Sacramento Regional County Sanitation District)	5.00	12/1/26	7,000,000		8,030,610
Sacramento County Water Financing Authority, Revenue (Sacramento County Water Agency Zones 40 and 41 Water System Project) (Insured; National Public Finance Guarantee Corp.)	5.00	6/1/25	5,000,000		5,096,950
Sacramento Municipal Utility District, Electric Revenue	5.00	8/15/28	1,845,000		2,079,352
Sacramento Municipal Utility District, Electric Revenue (Prerefunded)	5.00	8/15/21	655,000	[a]	749,523
San Bernardino County, COP (Capital Facilities Project) (Escrowed to Maturity)	6.88	8/1/24	5,000,000		6,259,450
San Diego County Regional Airport Authority, Subordinate Airport Revenue	5.00	7/1/34	3,000,000		3,255,150
San Diego County Regional Transportation Commission, Sales Tax Revenue	5.00	4/1/44	10,000,000		11,092,300
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport)	5.00	5/1/28	2,000,000		2,273,280
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport)	5.00	5/1/29	2,000,000		2,252,280
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport)	5.00	5/1/29	1,000,000		1,136,950
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport)	5.00	5/1/32	1,000,000		1,115,200
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport)	5.00	5/1/46	7,000,000		7,648,130

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7% (continued)
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport) (Prerefunded)	5.00	5/3/21	4,000,000	[a]	4,548,680
San Francisco City and County Public Utilities Commission, San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,122,100
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Revenue (Mission Bay South Public Improvements)	0.00	8/1/18	445,000	[c]	408,247
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Revenue (Mission Bay South Public Improvements)	5.00	8/1/18	1,585,000		1,672,238
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Revenue (Mission Bay South Public Improvements)	0.00	8/1/21	500,000	[c]	386,365
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,229,600
Santa Margarita Water District Community Facilities District Number 2013-1, Special Tax Revenue (Village of Sendero)	5.63	9/1/43	7,000,000		7,655,270
Santa Margarita Water District Community Facilities District Number 99-1, Special Tax Revenue (Talega)	5.00	9/1/27	1,945,000		2,152,162
South Orange County Public Financing Authority, Special Tax Senior Lien Revenue (Ladera Ranch)	5.00	8/15/29	1,500,000		1,649,085
South Orange County Public Financing Authority, Special Tax Senior Lien Revenue (Ladera Ranch)	5.00	8/15/30	1,000,000		1,094,810
Southern California Public Power Authority, Revenue (Linden Wind Energy Project)	5.00	7/1/28	3,145,000		3,456,135
Southern California Public Power Authority, Revenue (Linden Wind Energy Project)	5.00	7/1/29	2,230,000		2,445,753
Southern California Public Power Authority, Revenue (Milford Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		12,872,932
Southern California Public Power Authority, Revenue (Windy Point/Windy Flats Project)	5.00	7/1/27	13,765,000		15,151,824

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.7% (continued)
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/25	1,620,000		1,833,079
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/26	1,115,000		1,256,070
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/38	2,500,000		2,734,375
Successor Agency to the Redevelopment Agency of the City and County of San Francisco, Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.00	8/1/36	1,555,000		1,715,336
Successor Agency to the Redevelopment Agency of the City and County of San Francisco, Tax Allocation Revenue (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.)	5.00	8/1/41	1,750,000		1,934,940
Successor Agency to the Redevelopment Agency of the City and County of San Francisco, Tax Allocation Revenue (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.)	5.00	8/1/43	1,100,000		1,214,356
Successor Agency to the Redevelopment Agency of the City of Pittsburg, Subordinate Tax Allocation Revenue (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/28	3,000,000		3,453,660
Tender Option Bond Trust Receipts (Series 2016-XM0375), (Riverside County Transportation Commission, Sales Tax Revenue) Non-recourse	5.25	6/1/21	7,500,000	[b,e]	8,452,500
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water and Power, Water System Revenue) Non-recourse	5.00	7/1/20	12,000,000	[b,e]	13,321,920
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	4.75	6/1/25	925,000		945,628
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	5.13	6/1/46	8,850,000		7,793,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 100.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
California - 98.7% (continued)
Torrance, Revenue (Torrance Memorial Medical Center)	5.00	9/1/40	3,000,000	3,157,890
Turlock Irrigation District, First Priority Subordinated Revenue	5.00	1/1/36	4,415,000	4,886,522
Turlock Irrigation District, Revenue	5.00	1/1/25	1,255,000	1,370,272
Turlock Irrigation District, Revenue	5.00	1/1/26	25,000	27,257
Turlock Irrigation District, Revenue (Prerefunded)	5.00	1/1/20	8,095,000	[a] 8,928,137
Turlock Irrigation District, Revenue (Prerefunded)	5.00	1/1/20	4,355,000	[a] 4,803,217
University of California Regents, General Revenue	5.25	5/15/30	3,000,000	3,474,120
University of California Regents, General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[a] 2,212,480
University of California Regents, Limited Project Revenue	5.00	5/15/42	10,000,000	11,111,900
University of California Regents, Medical Center Pooled Revenue	5.00	5/15/43	10,000,000	11,030,300
University of California Regents, Medical Center Pooled Revenue	4.00	5/15/44	3,000,000	2,926,620
Walnut Energy Center Authority, Revenue	5.00	1/1/27	3,150,000	3,657,969
Wiseburn School District, GO	0.00	8/1/37	6,400,000	[c] 2,608,384
				957,138,597
U.S. Related - 1.4%
Guam, Business Privilege Tax Revenue	5.00	1/1/31	1,925,000	2,020,865
Guam, Business Privilege Tax Revenue	5.00	11/15/34	6,930,000	7,398,884
Guam, Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000	3,803,283
				13,223,032
Total Investments (cost $933,301,920)			100.1%	970,361,629
Liabilities, Less Cash and Receivables			(0.1%)	(1,088,114)
Net Assets			100.0%	969,273,515

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $46,412,254 or 4.79% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Collateral for floating rate borrowings.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	15.9
State/Territory	15.6
Transportation Services	14.9
Utility-Water and Sewer	10.9
Education	7.6
Utility-Electric	6.8
Special Tax	6.5
Prerefunded	4.7
Asset-Backed	3.2
City	2.4
Lease	2.4
Industrial	.6
Housing	.3
Other	8.3
100.1

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	933,301,920	970,361,629
Interest receivable		11,497,762
Receivable for shares of Common Stock subscribed		173,690
Prepaid expenses		45,149
		982,078,230
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		608,917
Cash overdraft due to Custodian		529,088
Payable for floating rate notes issued—Note 4		9,750,000
Payable for shares of Common Stock redeemed		1,744,672
Interest and expense payable related to floating rate notes issued—Note 4		60,610
Accrued expenses		111,428
		12,804,715
Net Assets ($)		969,273,515
Composition of Net Assets ($):
Paid-in capital		933,299,847
Accumulated undistributed investment income—net		146,358
Accumulated net realized gain (loss) on investments		(1,232,399)
Accumulated net unrealized appreciation (depreciation) on investments		37,059,709
Net Assets ($)		969,273,515

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	93,574,007	17,363,236	46,792,561	3,446,186	808,097,525
Shares Outstanding	6,371,090	1,182,435	3,187,283	234,737	55,018,271
Net Asset Value Per Share ($)	14.69	14.68	14.68	14.68	14.69

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Investment Income ($):
Interest Income	21,197,937
Expenses:
Management fee—Note 3(a)	3,155,784
Shareholder servicing costs—Note 3(c)	417,784
Interest and expense related to floating rate notes issued—Note 4	79,039
Distribution fees—Note 3(b)	68,621
Professional fees	61,766
Directors’ fees and expenses—Note 3(d)	40,755
Registration fees	36,578
Custodian fees—Note 3(c)	32,196
Prospectus and shareholders’ reports	22,252
Loan commitment fees—Note 2	10,025
Miscellaneous	31,812
Total Expenses	3,956,612
Less—reduction in fees due to earnings credits—Note 3(c)	(2,473)
Net Expenses	3,954,139
Investment Income—Net	17,243,798
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	13,715,497
Net unrealized appreciation (depreciation) on investments	(80,796,252)
Net Realized and Unrealized Gain (Loss) on Investments	(67,080,755)
Net (Decrease) in Net Assets Resulting from Operations	(49,836,957)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations ($):
Investment income—net	17,243,798	35,085,455
Net realized gain (loss) on investments	13,715,497	8,550,099
Net unrealized appreciation (depreciation) on investments	(80,796,252)	22,255,845
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,836,957)	65,891,399
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,603,713)	(3,160,346)
Class C	(209,656)	(287,212)
Class I	(918,354)	(1,020,389)
Class Y	(62,077)	(140,678)
Class Z	(14,303,640)	(30,534,361)
Total Dividends	(17,097,440)	(35,142,986)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	8,593,992	20,945,111
Class C	3,579,889	8,341,007
Class I	20,053,531	34,091,507
Class Y	79,000	556,000
Class Z	11,838,785	18,872,594
Dividends reinvested:
Class A	1,147,970	2,139,581
Class C	157,762	192,027
Class I	644,431	647,163
Class Y	5,932	12,374
Class Z	10,779,721	22,928,107
Cost of shares redeemed:
Class A	(17,022,857)	(8,929,812)
Class C	(1,494,596)	(1,985,258)
Class I	(19,170,852)	(7,109,415)
Class Y	(221,000)	(711,367)
Class Z	(32,926,500)	(75,518,264)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(13,954,792)	14,471,355
Total Increase (Decrease) in Net Assets	(80,889,189)	45,219,768
Net Assets ($):
Beginning of Period	1,050,162,704	1,004,942,936
End of Period	969,273,515	1,050,162,704
Undistributed investment income—net	146,358	-

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	549,094	1,354,152
Shares issued for dividends reinvested	73,865	138,696
Shares redeemed	(1,103,918)	(580,181)
Net Increase (Decrease) in Shares Outstanding	(480,959)	912,667
Class C
Shares sold	227,507	539,960
Shares issued for dividends reinvested	10,166	12,427
Shares redeemed	(97,441)	(129,827)
Net Increase (Decrease) in Shares Outstanding	140,232	422,560
Class Ia
Shares sold	1,279,083	2,200,437
Shares issued for dividends reinvested	41,556	41,860
Shares redeemed	(1,246,868)	(462,556)
Net Increase (Decrease) in Shares Outstanding	73,771	1,779,741
Class Y
Shares sold	5,010	36,546
Shares issued for dividends reinvested	382	803
Shares redeemed	(14,167)	(46,301)
Net Increase (Decrease) in Shares Outstanding	(8,775)	(8,952)
Class Z
Shares sold	755,582	1,225,011
Shares issued for dividends reinvested	693,693	1,487,561
Shares redeemed	(2,117,223)	(4,915,063)
Net Increase (Decrease) in Shares Outstanding	(667,948)	(2,202,491)

[a]	During the period ended May 31, 2016, 12,956 Class A shares representing $197,754 were exchanged for 12,976 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2016		Year Ended May 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	15.69	15.22	15.20	15.35	15.30	14.12
Investment Operations:
Investment income—net[a]	.24	.51	.52	.54	.51	.55
Net realized and unrealized gain (loss) on investments	(1.00)	.47	.01	(.16)	.05	1.17
Total from Investment Operations		.98	.53	.38	.56	1.72
Distributions:	(.76)
Dividends from investment income—net	(.24)	(.51)	(.51)	(.53)	(.51)	(.54)
Dividends from net realized gain on investments	—	—	—	—	(.00)[b]	—
Total Distributions	(.24)	(.51)	(.51)	(.53)	(.51)	(.54)
Net asset value, end of period	14.69	15.69	15.22	15.20	15.35	15.30
Total Return (%)[c]	(4.92)[d]	6.54	3.54	2.71	3.67	12.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[e]	.93	.93	.93	.92	.93
Ratio of net expenses to average net assets	.94[e]	.93	.93	.93	.92	.93
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[e]	.01	.01	.01	—	—
Ratio of net investment income to average net assets	3.09[e]	3.29	3.38	3.68	3.28	3.70
Portfolio Turnover Rate	11.72[d]	11.03	9.33	13.90	9.57	20.88
Net Assets, end of period ($ x 1,000)	93,574	107,497	90,386	89,525	115,773	116,939

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge..
d Not annualized..
e Annualized..
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2016		Year Ended May 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	15.69	15.21	15.19	15.34	15.30	14.12
Investment Operations:
Investment income—net[a]	.18	.38	.40	.43	.39	.43
Net realized and unrealized gain (loss) on investments	(1.01)	.49	.02	(.16)	.04	1.18
Total from Investment Operations	(.83)	.87	.42	.27	.43	1.61
Distributions:
Dividends from investment income—net	(.18)	(.39)	(.40)	(.42)	(.39)	(.43)
Dividends from net realized gain on investments	—	—	—	—	(.00)[b]	—
Total Distributions	(.18)	(.39)	(.40)	(.42)	(.39)	(.43)
Net asset value, end of period	14.68	15.69	15.21	15.19	15.34	15.30
Total Return (%)[c]	(5.35)[d]	5.79	2.76	1.92	2.81	11.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[e]	1.70	1.69	1.70	1.68	1.66
Ratio of net expenses to average net assets	1.70[e]	1.70	1.69	1.70	1.68	1.66
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[e]	.01	.01	.01	—	—
Ratio of net investment income to average net assets	2.32[e]	2.50	2.62	2.92	2.51	2.95
Portfolio Turnover Rate	11.72[d]	11.03	9.33	13.90	9.57	20.88
Net Assets, end of period ($ x 1,000)	17,363	16,347	9,427	9,251	12,351	11,742

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized..
e Annualized..
See notes to financial statements.

Six Months Ended
November 30, 2016		Year Ended May 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	15.68	15.21	15.19	15.34	15.29	14.12
Investment Operations:
Investment income—net[a]	.27	.53	.55	.57	.54	.58
Net realized and unrealized gain (loss) on investments	(1.01)	.49	.02	(.15)	.06	1.17
Total from Investment Operations	(.74)	1.02	.57	.42	.60	1.75
Distributions:
Dividends from investment income—net	(.26)	(.55)	(.55)	(.57)	(.55)	(.58)
Dividends from net realized gain on investments	—	—	—	—	(.00)[b]	—
Total Distributions	(.26)	(.55)	(.55)	(.57)	(.55)	(.58)
Net asset value, end of period	14.68	15.68	15.21	15.19	15.34	15.29
Total Return (%)	(4.81)[c]	6.80	3.79	2.96	3.93	12.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.69	.68	.68	.66	.68
Ratio of net expenses to average net assets	.69[d]	.69	.68	.68	.66	.68
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[d]	.01	.01	.01	—	—
Ratio of net investment income to average net assets	3.32[d]	3.51	3.63	3.93	3.52	3.92
Portfolio Turnover Rate	11.72[c]	11.03	9.33	13.90	9.57	20.88
Net Assets, end of period ($ x 1,000)	46,793	48,827	20,289	19,350	43,363	30,742

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized..
d Annualized..
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2016		Year Ended May 31,
Class Y Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	15.68	15.21	15.19	14.72
Investment Operations:
Investment income—net[b]	.26	.55	.60	.53
Net realized and unrealized gain (loss) on investments	(1.00)	.47	(.03)	.46
Total from Investment Operations	(.74)	1.02	.57	.99
Distributions:
Dividends from investment income—net	(.26)	(.55)	(.55)	(.52)
Net asset value, end of period	14.68	15.68	15.21	15.19
Total Return (%)	(4.79)[c]	6.83	3.79	6.95[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[d]	.65	.67	.63[d]
Ratio of net expenses to average net assets	.67[d]	.65	.67	.63[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[d]	.01	.01	.01[d]
Ratio of net investment income to average net assets	3.36[d]	3.57	3.63	3.97[d]
Portfolio Turnover Rate	11.72[c]	11.03	9.33	13.90
Net Assets, end of period ($ x 1,000)	3,446	3,819	3,841	1

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

Six Months Ended
November 30, 2016		Year Ended May 31,
Class Z Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	15.69	15.22	15.20	15.35	15.30	14.12
Investment Operations:
Investment income—net[a]	.26	.54	.55	.57	.54	.58
Net realized and unrealized gain (loss) on investments	(1.00)	.47	.02	(.16)	.05	1.17
Total from Investment Operations	(.74)	1.01	.57	.41	.59	1.75
Distributions:
Dividends from investment income—net	(.26)	(.54)	(.55)	(.56)	(.54)	(.57)
Dividends from net realized gain on investments	—	—	—	—	(.00)[b]	—
Total Distributions	(.26)	(.54)	(.55)	(.56)	(.54)	(.57)
Net asset value, end of period	14.69	15.69	15.22	15.20	15.35	15.30
Total Return (%)	(4.81)[c]	6.76	3.76	2.92	3.89	12.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[d]	.72	.72	.72	.70	.73
Ratio of net expenses to average net assets	.71[d]	.72	.72	.72	.70	.73
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[d]	.01	.01	.01	—	—
Ratio of net investment income to average net assets	3.32[d]	3.50	3.59	3.89	3.50	3.90
Portfolio Turnover Rate	11.72[c]	11.03	9.33	13.90	9.57	20.88
Net Assets, end of period ($ x 1,000)	808,098	873,673	881,000	920,175	1,034,822	1,066,153

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California AMT-Free Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier California AMT-Free Municipal Bond Fund Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently offers five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	970,361,629	—	970,361,629
Liabilities ($)
Floating Rate Notes††	—	(9,750,000)	—	(9,750,000)

† See Statement of Investments for additional detailed categorizations.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $15,869,964 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2016. If not applied, $15,819,358 of the carryover expires in fiscal year 2018. The fund has $50,606 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2016 was as follows: tax-exempt income $35,142,986. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended November 30, 2016, there was no reduction in expenses pursuant to the Agreement.

During the period ended November 30, 2016, the Distributor retained $23,303 from commissions earned on sales of the fund’s Class A shares and $11,603 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2016, Class C shares were charged $68,621 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2016, Class A and Class C shares were charged $130,974 and $22,874, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2016, Class Z shares were charged $111,290 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged $89,750 for transfer agency services and $5,453 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,472.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $32,196 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2016, the fund was charged $3,591 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended November 30, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $495,044, Distribution Plan fees $11,215, Shareholder Services Plan fees $10,617, custodian fees $50,391, Chief Compliance Officer fees $6,501 and transfer agency fees $35,149.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2016, amounted to $121,231,305 and $126,496,968, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2016, was approximately $9,750,000, with a related weighted average annualized interest rate of 1.62%.

At November 30, 2016, accumulated net unrealized appreciation on investments was $37,059,709, consisting of $57,139,468 gross unrealized appreciation and $20,079,759 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group median and below the Performance Universe median for all periods. The Board also noted that the fund’s yield performance was below the Performance Group and Performance Universe medians for all ten one-year periods ended September 30th. The Board noted the relative proximity of the fund’s total return and/or yield performance to the Expense Group and/or Expense Universe median during certain periods when the fund’s performance was below the median of the Performance Universe, and that the fund produced positive total returns in each of the periods shown. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

Dreyfus California AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DCAAX Class C: DCACX Class I: DCMIX Class Y: DCAYX Class Z: DRCAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6124SA1116

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)